Pension and other PostRetirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Schedule of defined benefit obligations and funded status

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2017	2016	2017	2016

Change in benefit obligation

Benefit obligation at beginning of year	6 280	4 611	587	502

Obligations acquired through acquisition of COS (note 7)	—	1 352	—	73

Current service costs	193	189	14	13

Plan participants' contributions	14	14	—	—

Benefits paid	(294)	(272)	(21)	(21)

Interest costs	236	238	22	23

Disposal (note 36)	(69)	—	(9)	—

Foreign exchange	(2)	(46)	(1)	(1)

Settlements	7	8	—	—

Actuarial remeasurement:

Experience loss (gain) arising on plan liabilities	2	7	(12)	(5)

Actuarial (gain) loss arising from changes in demographic assumptions	(4)	8	(9)	(1)

Actuarial loss arising from changes in financial assumptions	354	171	26	4

Benefit obligation at end of year	6 717	6 280	597	587

Change in plan assets

Fair value of plan assets at beginning of year	5 356	4 040	—	—

Assets acquired through acquisition of COS (note 7)	—	1 060	—	—

Employer contributions	160	165	—	—

Plan participants' contributions	14	14	—	—

Benefits paid	(269)	(249)	—	—

Disposal (note 36)	(71)	—	—	—

Foreign exchange	(3)	(37)	—	—

Settlements	7	8	—	—

Administrative costs	(2)	(2)	—	—

Income on plan assets	200	202	—	—

Actuarial remeasurement:

Return on plan assets greater than discount rate	407	155	—	—

Fair value of plan assets at end of year	5 799	5 356	—	—

Net unfunded obligation	918	924	597	587

Schedule of defined benefit plan expenses

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2017	2016	2017	2016

Analysis of amount charged to earnings:

Current service costs	193	189	14	13

Interest costs	36	36	22	23

Defined benefit plans expense	229	225	36	36

Defined contribution plans expense	74	76	—	—

Total benefit plans expense charged to earnings	303	301	36	36

Components of defined benefit costs recognized in Other Comprehensive Income:

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2017	2016	2017	2016

Return on plan assets (excluding amounts included in net interest expense)	(407)	(155)	—	—

Experience loss (gain) arising on plan liabilities	2	7	(12)	(5)

Actuarial loss arising from changes in financial assumptions	354	171	26	4

Actuarial (gain) loss arising from changes in demographic assumptions	(4)	8	(9)	(1)

Actuarial (gain) loss recognized in other comprehensive income	(55)	31	5	(2)

Schedule of weighted average actuarial assumptions
	Pension Benefits		Other Post-Retirement Benefits
(%)	Dec 31 2017	Dec 31 2016	Dec 31 2017	Dec 31 2016

Discount rate	3.40	3.90	3.40	3.80

Rate of compensation increase	3.00	3.20	3.00	3.00

Schedule of changes in assumed assumptions

	Pension Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the aggregate service and interest costs	(19)	24

Effect on the benefits obligations	(859)	1 107

	Other Post-Retirement Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the benefits obligations	(72)	89

1% change in health care cost

Effect on the aggregate service and interest costs	1	(1)

Effect on the benefits obligations	30	(25)

Schedule of weighted average pension plan asset allocations based on market value

The company's weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2017	2016

Equities, comprised of:

– Canada	18	19

– United States	19	23

– Foreign	19	17

	56	59

Fixed income, comprised of:

– Canada	39	39

Real estate, comprised of:

– Canada	5	2

Total	100	100